UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [ ]is a restatement.
                     	          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Charles E. seitz III
Address:	410 North Michigan Avenue
		Room 590
		Chicago, Illinois 60611

Form 13F File Number:  028-12349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David E. Mates
Title:
Phone:		312-644-6720
Signature,    		Place  	           and Date of Signing:
David E. Mates      Chicago, Illinois		2/15/07

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[x]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List Of Other Managers Reporting for this Manager:

13F File Number		Name

28-10858		John Rau

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total: 6
Form 13F Information Table Value Total: 1,831

Confidential information has been omitted from the public form
13F report and filed separately with the Comission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

        FORM 13F INFORMATION TABLE
                                                         SHARES/                  INVSTMT OTHER
NAME OF ISSUER          TITLE   CUSIP            VALUE   PRN AMT SH/PRN  PUT/CALL DSCRETN MANAGERS SOLE    SHARED  NONE

DST Systems, Inc.       Capital 233326107	  322	    7100   SH              SOLE            7100
First Data Corp         Capital 319963104         207       4900   SH              SOLE            4900
Fair Isaac & Co.        Capital 303250104         384      10650   SH              SOLE           10650
Paychex, Inc.		Capital 704326107	  331	    9300   SH              SOLE            9300
State Street Corp.      Capital 857473102         209       4000   SH              SOLE            4000
White Mountains Ins Grp	Capital G9618E107	  378	     720   SH              SOLE             720
